SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash		$ 142,034	$ 223,411
Revenue	$ 6,680,536	5,597,094
Advertising Expense	157,670
Net loss	$ (6,850,725)	$ (4,156,334)
Basic loss per common share	$ (0.26)	$ (0.23)
Min
Estimated Useful Lives	P5Y
Max
Estimated Useful Lives	P7Y
Cumulative-Effect Adjustment, Deconsolidation of Variable Interest Entity
Net loss	$ 139,334
Basic loss per common share	$ 0.01
Leased Equipment
Accumulated depreciation	$ 87,527	$ 41,081
Cost of Equipment
Accumulated depreciation	$ 154,409	$ 168,458